Debt (Details Narrative) - USD ($) $ in Thousands						1 Months Ended					3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 07, 2023	Feb. 07, 2023	Feb. 02, 2023	Feb. 02, 2023	Dec. 14, 2018	Dec. 16, 2022	Nov. 30, 2022	Nov. 18, 2022	Dec. 22, 2021	Mar. 29, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 20, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2022	Nov. 23, 2022	Mar. 24, 2021
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2023	Jun. 16, 2024	May 30, 2024
Debt Instrument, Interest Rate, Effective Percentage					5.60%
[custom:Debt-0]																				$ 5,000
Proceeds from Issuance of Trust Preferred Securities																$ 25,000
Unamortized Loss Reacquired Debt, Noncurrent																300	$ 1,500
Amortization of Deferred Charges																1,300
Debt Instrument, Face Amount						$ 11,900	$ 7,000														$ 60,000
[custom:EquityContribution-0]												$ 50,000			$ 50,000
[custom:CreditFacilityReduced]																$ 20,000
Debt Instrument, Interest Rate During Period						6.00%	4.00%
Proceeds from Convertible Debt						$ 10,500
[custom:RelatedPartyNotesReceivableDiscription]																the company had received $3.5 million of the total $10.5 million net proceeds from the investors. The remaining $7.0 million was subsequently received in 2023 (see Note 23) and is recorded in related-party notes receivable on the accompanying consolidated balance sheet as of December 31, 2022.
Repayments of Bank Debt																		$ 2,300
[custom:PppLoans]																	10,800
[custom:Refund]																		$ 2,300
[custom:GainOnForgivenessOfDebt]																$ 10,900
Interest Expense											$ 8,119	3,911	$ 15,295		7,686	16,900	11,500
Gain (Loss) on Extinguishment of Debt											(6,783)		(8,886)				10,900
Interest Expense, Debt											8,800	3,900	16,500		7,700
Debt [Member]
Line of Credit Facility [Line Items]
Unamortized Loss Reacquired Debt, Noncurrent																2,800	2,100
Amortization of Deferred Charges																1,800	$ 1,000
Convertible Debentures [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date							May 30, 2024
Unamortized Loss Reacquired Debt, Noncurrent											1,700		1,700			$ 2,500
Amortization of Deferred Charges											500		1,000
Debt Instrument, Face Amount							$ 7,000
Debt Instrument, Interest Rate During Period							4.00%
Gain (Loss) on Extinguishment of Debt													300
Conversion of Stock, Amount Converted											3,300		5,500
Debt Instrument, Increase, Accrued Interest											$ 200		$ 3,000
Conversion of Stock, Shares Converted											9,766,358		12,616,320
Insider Convertible Debentures [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date						Jun. 16, 2024
Amortization of Deferred Charges											$ 200		$ 400
Debt Instrument, Face Amount						$ 11,900
Debt Instrument, Interest Rate During Period						6.00%
Proceeds from Convertible Debt						$ 10,500
[custom:RelatedPartyNotesReceivableDiscription]													As of December 31, 2022, the Company had received $3.5 million of the total $10.5 million net proceeds from the investors and the remaining $7.0 million was recorded in related-party notes receivable on the accompanying condensed consolidated balance sheet as of December 31, 2022. The Company received the remaining $7.0 million in January and February 2023. Neither principal nor accrued interest of the Insider Convertible Debentures was converted to Class A Common Stock from the origination through June 30, 2023.
Debt Instrument, Increase, Accrued Interest											200		$ 400
Third Party Convertible Debentures [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date				Aug. 01, 2024
Debt Instrument, Interest Rate, Effective Percentage			6.00%	6.00%
Debt Instrument, Face Amount			$ 1,400	$ 1,400
Proceeds from Convertible Debt				$ 1,200
N Z Superfund [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date			Aug. 01, 2024
Debt Instrument, Interest Rate, Effective Percentage			8.00%	8.00%
Amortization of Deferred Charges											100		100
Debt Instrument, Face Amount			$ 5,100	$ 5,100
Proceeds from Convertible Debt			$ 4,500
Debt Instrument, Increase, Accrued Interest											100		200
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross		$ 75,000			$ 60,000
Debt Instrument, Maturity Date		Dec. 14, 2025			Dec. 14, 2021			Dec. 31, 2022
Debt Instrument, Interest Rate, Effective Percentage		4.80%			4.50%			5.60%								9.70%	6.00%		9.70%
[custom:RemainningCreditValue-0]											5,600		5,600			$ 51,800	$ 29,900
Long-Term Line of Credit											$ 51,800		51,800			5,600	23,000
Unamortized Loss Reacquired Debt, Noncurrent																900	100
Amortization of Deferred Charges													$ 200			200	$ 500
[custom:CreditFacilityReduced]																$ 2,600
Repayments of Debt	$ 48,600
Extinguishment of Debt, Gain (Loss), Net of Tax	2,600
Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross										$ 20,000
Debt Instrument, Maturity Date									Dec. 22, 2022	Mar. 29, 2024
Debt Instrument, Interest Rate, Effective Percentage		9.60%								9.50%						13.60%	11.50%
Debt Instrument, Face Amount		$ 10,000
Long-Term Construction Loan									$ 20,000
Subordinated Borrowing, Interest Rate									15.00%
Repayments of Debt	40,500
Gain (Loss) on Extinguishment of Debt	2,500	$ 800
Paycheck Protection Program Loan [Member]
Line of Credit Facility [Line Items]
Long-Term Debt																	$ 0
June 2023 Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	$ 90,000
Debt Instrument, Maturity Date	Jun. 07, 2026
Debt Instrument, Interest Rate, Effective Percentage	4.25%										9.50%		9.50%
[custom:RemainningCreditValue-0]											$ 3,000		$ 3,000
Long-Term Line of Credit											46,200		46,200
Unamortized Loss Reacquired Debt, Noncurrent											2,900		2,900
Subordinated Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date									Dec. 22, 2022
Debt Instrument, Interest Rate, Effective Percentage									14.00%
Unamortized Loss Reacquired Debt, Noncurrent											11,900		11,900
Amortization of Deferred Charges											$ 700	$ 400	$ 900		$ 700
Long-Term Construction Loan									$ 20,000
Rodina Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date				Jul. 01, 2024
Debt Instrument, Interest Rate, Effective Percentage			16.00%	16.00%
Debt Instrument, Face Amount			$ 3,000	$ 3,000
[custom:NumberOfSharesIssued]														7,521,940
June 2023 Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date	Jun. 07, 2026
Debt Instrument, Interest Rate, Effective Percentage	10.25%										18.50%		18.50%
Unamortized Loss Reacquired Debt, Noncurrent											$ 24,000		$ 24,000
Amortization of Deferred Charges													$ 400
Debt Instrument, Face Amount	$ 75,000
[custom:TermDebtDescription]													The June 2023 Revolving Credit Facility, the June 2023 Term Loan and the Subordinated Term Loan are subject to certain cross-default provisions under the intercreditor agreement. In addition, the June 2023 Revolving Credit Facility, the June 2023 Term Loan and the Subordinated Term Loan agreements include the consistent minimum liquidity threshold, which reduces the availability under the June 2023 Revolving Credit Facility initially by $19.0 million (the “Minimum Liquidity Threshold”). During the terms of the agreements, the Minimum Liquidity Threshold could be decreased by up to $9.0 million, which will make the Minimum Liquidity Threshold to $10.0 million, upon the Company’s achievement of certain financial conditions defined in the agreements. As of June 30, 2023, the Minimum Liquidity Threshold was $19.0 million. Furthermore, the June 2023 Revolving Credit Facility, the June 2023 Term Loan and the Subordinated Term Loan agreements require the Company to maintain a $2.0 million letter of credit, which was reserved under the June 2023 Revolving Credit Facility and reduced the availability as of June 30, 2023.